Share Capital and Per Share Amounts (Details) - Rights Offering [Member] shares in Millions, $ in Millions	Dec. 17, 2025 USD ($) shares
Share Capital and Per Share Amounts [Line Items]
Issuance of common shares (in Shares) | shares	55.1
Gross proceeds	$ 298.7
Share issuance costs	2.7
Net of tax	$ 0.8